Principal Accounting Policies - Schedule of Disaggregation of Revenue (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 1,083,045	$ 157,026	¥ 4,339,603	¥ 5,285,195
Advertising Services
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 0		¥ 39,800	¥ 248,200